Material Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2025 $ / $	Dec. 31, 2024	Dec. 31, 2023
Disclosure of foreign exchange rates [line items]
Exchange rate	18.0057
Mexican peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	1.00	1.00	1.00
Exchange rate	1.00	1.00
Quetzal
Disclosure of foreign exchange rates [line items]
Average exchange rate	2.50	2.36	2.27
Exchange rate	2.34	2.63
Colon
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.04	0.04	0.03
Exchange rate	0.04	0.04
Balboa
Disclosure of foreign exchange rates [line items]
Average exchange rate	19.23	18.30	17.77
Exchange rate	17.97	20.27
Colombian peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.005	0.005	0.004
Exchange rate	0.005	0.005
Cordoba
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.53	0.50	0.49
Exchange rate	0.49	0.55
Argentine peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.02	0.02	0.07
Exchange rate	0.01	0.02
Brazilian reais
Disclosure of foreign exchange rates [line items]
Average exchange rate	3.44	3.39	3.56
Exchange rate	3.27	3.27
Uruguayan peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.47	0.45	0.46
Exchange rate	0.46	0.46